Contingent Liabilities and Commitments (Details) ₪ in Thousands	Jun. 30, 2019 ILS (₪)
Contingent Liabilities and Commitments (Textual)
Restricted bank deposit to secure credit card payments	₪ 168
Restricted bank deposit to secure the rent payment	₪ 163